Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income	$ 17,278,404	$ 14,119,814
Dividends to Class A preferred shareholders	(333,327)
Net income attributable to the ordinary shareholders	$ 16,945,077	$ 14,119,814
Basic weighted-average common shares outstanding	18,012,452	20,519,156
Conversion of Class A Convertible Redeemable Preferred Shares	715,000
Release of Restricted Shares Placed in Escrow	2,666,667
Conversion of Unit Purchase Option	136,508
Conversion of Restricted Shares	208
Diluted weighted-average common shares outstanding	21,530,835	20,519,156
Earnings per share:
Basic	$ 0.94	$ 0.69
Diluted	$ 0.79	$ 0.69